Via Edgar

December 18, 2009

Securities and Exchange Commission

Branch of Filings and Reports

450 Fifth Street N.W.
Washington, DC 20549

RE:	The Valspar Corporation

Annual Report on Form 10-K for the Year Ended October 30, 2009

Ladies and Gentlemen:

Pursuant to General Instruction D to Form 10-K and Section 232.101(a)(1)(iii) of Regulation S-T, transmitted herewith for filing is the Annual Report on Form 10-K of The Valspar Corporation for the year ended October 30, 2009, including exhibits.

Pursuant to General Instruction D(3) to Form 10-K, the registrant hereby confirms that the financial statements incorporated by reference into Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying such principles or practices other than as discussed in Note 13 in Notes to Consolidated Financial Statements (Pension and Other Postretirement Benefits). Specifically, effective as of October 30, 2009, we adopted the measurement provision originally issued in SFAS No. 158 "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132(R)"(codified primarily in FASB ASC 715).

Please call the undersigned at 612/851-7845 with any comments or questions.

Very truly yours,

THE VALSPAR CORPORATION

/s/ Linda S. Colman

Linda S. Colman

Assistant Corporate Secretary

cc:	New York Stock Exchange

Martin Rosenbaum, Esq.